Earnings per share (Tables)	6 Months Ended
Jun. 30, 2017
Earnings per share:
Earnings per share
	Six-month period ended June 30,
	2016			2017
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income	$444,088	-	-	$149,191	-	-

Less: Non-vested common stock dividends declared and undistributed earnings	(1,297)	-	-	(181)	-	-

Basic and diluted EPS Income attributable to common stockholders	$442,791	111,726,952	3.96	$149,010	82,485,348	1.81